Future Minimum Non-cancellable Contractual Revenue - Operating Lease, payments to be received (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
2025	$ 768,697
2026	515,166
2027	340,070
2028	247,171
2029	136,906
2030 and thereafter	29,843
Total	$ 2,037,853